Revenue by Service and Geographical Location - Schedule of Revenue Broken Down by Geographic Location (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Information [Line Items]
Total revenue	$ 303.2	$ 299.2	$ 257.6
Inside Europe [Member]
Geographic Information [Line Items]
Total revenue	167.3	162.8	146.5
Outside Europe [Member]
Geographic Information [Line Items]
Total revenue	$ 135.9	$ 136.4	$ 111.1